Segment information (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2026 USD ($) segment	May 31, 2025 USD ($)	May 31, 2026 USD ($) segment	May 31, 2025 USD ($)	Aug. 31, 2025 USD ($) segment	Aug. 31, 2024 segment	Aug. 31, 2023 segment
Segment information
Number of operating segments | segment	2		2		2
Number of reportable segments | segment			2		2	2	2
Segment revenues | $	$ 18,371,221	$ 210,708	$ 48,595,549	$ 387,927
Inter-segment eliminations
Segment information
Segment revenues | $	$ 0	$ 0			$ 0